Taxation - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Tax Assets Valuation Allowance, Movements [Roll Forward]
Balance at the beginning of the year	¥ (324,682)	¥ (135,790)
Changes of valuation allowances	(13,471)	(188,892)
Balance at the end of the year	¥ (338,153)	¥ (324,682)